Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Significant Accounting Policies [Line Items]
Economic Development Tax Credit Qualified Amount	$ 161
Tax Credit Benefit Period	10 years
Tax Credit Included In Current assets	$ 15	$ 15
Tax Credit Included In Non Current assets	$ 64	$ 64